Income Taxes - Schedule of Net Changes in the Total Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Changes in the Total Valuation Allowance [Abstract]
Balance at beginning of year	$ 2,918,205	$ 2,473,359
Additions during the year	1,496,313	444,846
Balance at the end of year	$ 4,414,518	$ 2,918,205